Long-term Debt and Capital Structure - Summary of Net Debt to Adjusted EBITDA (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Current Portion of Long-Term Debt		$ 682
Long-Term Debt	$ 6,699	8,482	$ 9,513
Less: Cash and Cash Equivalents	(186)	(781)	(610)	$ (3,720)
Net Debt	6,513	8,383	8,903
Net Earnings (Loss)	2,194	(2,669)	3,366
Add (Deduct):
Finance Costs	511	628	725
Interest Income	(12)	(19)	(62)
Income Tax Expense (Recovery)	(797)	(920)	352
Depreciation, Depletion and Amortization	2,249	2,131	2,030
E&E Write-down	82	2,123	890
Unrealized (Gain) Loss on Risk Management	149	(1,249)	729
Foreign Exchange (Gain) Loss, Net	(404)	854	(812)
Revaluation (Gain)			(2,555)
Re-measurement of Contingent Payment	164	50	(138)
(Gain) Loss on Discontinuance		(301)	(1,285)
(Gain) Loss on Divestiture of Assets	(2)	795	1
Other (Income) Loss, Net	(11)	(12)	(5)
Adjusted EBITDA	$ 4,123	$ 1,411	$ 3,236
Net Debt to Adjusted EBITDA	160.00%	590.00%	280.00%